ACQUISITIONS - (Narrative) (Details) - USD ($) $ in Millions	Jun. 09, 2025	Sep. 30, 2024
Cyberint Ltd. (“Cyberint”)
Business Acquisition [Line Items]
Acquisition date		Sep. 30, 2024
Total net cash consideration		$ 188.6
Veriti security Ltd. (“Veriti”)
Business Acquisition [Line Items]
Acquisition date	Jun. 09, 2025
Total net cash consideration	$ 92.0